Securities - Summary of Contractual Maturities of the Carrying Values of Financial Instruments Held (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Securities	$ 561,788	$ 439,918
Cost/Amortized cost	241,789	157,208
U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	131,385	81,632
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	11,975	10,199
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,674	2,646
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	33,602	31,932
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	832	728
Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	561,788	439,918
Trading Securities [member]
Disclosure of financial assets [line items]
Securities	219,067	183,300
Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	37,462	30,372
Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	40,757	30,988
Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	14,417	4,634
Trading Securities [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Securities	74	3
Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	1,295	1,434
Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Securities	25,989	26,195
Trading Securities [member] | Trading Equity Securities [member]
Disclosure of financial assets [line items]
Securities	99,073	89,674
Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	241,789	157,208
Fair value	241,795	156,360
Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	131,385	81,632
Fair value	$ 130,691	$ 80,266
Yield	3.80%	3.50%
Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 11,975	$ 10,199
Fair value	$ 11,933	$ 10,156
Yield	3.40%	3.40%
Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,674	$ 2,646
Fair value	$ 2,674	$ 2,634
Yield	5.60%	5.90%
Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 10,126	$ 9,343
Fair value	$ 10,139	$ 9,357
Yield	5.40%	6.30%
Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 33,602	$ 31,932
Fair value	$ 33,678	$ 31,982
Yield	3.20%	3.90%
Securities measured at fair value through other comprehensive income [member] | Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 832	$ 728
Fair value	1,496	1,242
Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	39,827	13,165
Fair value	$ 39,866	$ 13,169
Yield	3.10%	2.90%
Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 11,368	$ 7,563
Fair value	$ 11,318	$ 7,554
Yield	3.40%	3.00%
Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 100,926	$ 100,258
Fair value	98,728	96,336
Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 29,425	$ 31,463
Yield	2.80%	2.40%
Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 49,562	$ 45,988
Yield	3.10%	3.00%
Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 7,395	$ 6,565
Yield	3.40%	3.00%
Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 147	$ 34
Yield	5.30%	5.20%
Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 14,397	$ 16,208
Yield	3.40%	3.50%
Within 3 months [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 27,707	$ 21,217
Within 3 months [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	14,738	7,654
Within 3 months [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	5,832	2,026
Within 3 months [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	2,883	2,599
Within 3 months [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	3,976	710
Within 3 months [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	138	289
Within 3 months [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Securities	1,909	2,030
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,786	10,704
Fair value	7,758	10,731
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,723	1,154
Fair value	$ 1,695	$ 1,182
Yield	4.50%	5.60%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 358	$ 300
Fair value	$ 357	$ 300
Yield	2.50%	1.20%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 5,337	$ 7,028
Fair value	$ 5,338	$ 7,027
Yield	2.20%	3.20%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 368	$ 2,068
Fair value	$ 368	$ 2,068
Yield	2.10%	3.20%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost		$ 154
Fair value		$ 154
Yield		3.60%
Within 3 months [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 5,211	$ 2,832
Fair value	5,210	2,826
Within 3 months [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,302	$ 216
Yield	1.40%	2.40%
Within 3 months [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,095	$ 2,029
Yield	3.10%	2.50%
Within 3 months [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 795	$ 61
Yield	2.60%	0.90%
Within 3 months [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,019	$ 526
Yield	3.20%	2.90%
3 months to 1 year [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 67,889	$ 42,741
3 months to 1 year [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	17,493	13,772
3 months to 1 year [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	7,418	8,712
3 months to 1 year [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	1,906	1,423
3 months to 1 year [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	4,445	246
3 months to 1 year [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	118	213
3 months to 1 year [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Securities	3,606	3,178
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	36,407	10,989
Fair value	36,406	10,984
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,455	1,198
Fair value	$ 7,455	$ 1,196
Yield	3.00%	2.10%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,847	$ 1,510
Fair value	$ 2,835	$ 1,511
Yield	2.50%	3.60%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 8,239	$ 2,703
Fair value	$ 8,245	$ 2,707
Yield	2.40%	3.80%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 15,974	$ 2,810
Fair value	$ 15,978	$ 2,803
Yield	3.40%	2.40%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,892	$ 2,768
Fair value	$ 1,893	$ 2,767
Yield	3.40%	2.20%
3 months to 1 year [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 13,990	$ 17,985
Fair value	14,011	17,855
3 months to 1 year [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 3,188	$ 7,516
Yield	1.90%	1.70%
3 months to 1 year [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 4,607	$ 5,659
Yield	3.90%	3.60%
3 months to 1 year [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,096	$ 1,133
Yield	2.70%	2.30%
3 months to 1 year [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 4,099	$ 3,677
Yield	3.10%	3.10%
1 to 5 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 205,691	$ 149,237
1 to 5 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	37,710	29,837
1 to 5 years [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	7,068	6,054
1 to 5 years [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	20,494	13,648
1 to 5 years [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	3,064	1,578
1 to 5 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	348	387
1 to 5 years [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Securities	6,736	8,170
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	115,947	71,712
Fair value	116,231	71,737
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	56,949	30,773
Fair value	$ 57,164	$ 30,797
Yield	3.90%	3.10%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 8,722	$ 8,389
Fair value	$ 8,693	$ 8,345
Yield	3.70%	3.50%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 70
Fair value	$ 70
Yield	5.40%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 5
Fair value	$ 5
Yield	5.30%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 18,761	$ 20,830
Fair value	$ 18,827	$ 20,858
Yield	3.70%	4.00%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 23,215	$ 7,893
Fair value	$ 23,250	$ 7,904
Yield	2.90%	2.90%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 8,225	$ 3,827
Fair value	$ 8,222	$ 3,833
Yield	3.30%	3.30%
1 to 5 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 51,750	$ 47,663
Fair value	52,093	47,481
1 to 5 years [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 19,544	$ 17,571
Yield	3.10%	3.00%
1 to 5 years [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 18,716	$ 13,197
Yield	3.00%	3.40%
1 to 5 years [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 4,367	$ 5,169
Yield	3.80%	3.20%
1 to 5 years [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 21	$ 2
Yield	4.70%	0.30%
1 to 5 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 9,102	$ 11,724
Yield	3.60%	3.60%
5 to 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 84,433	$ 64,845
5 to 10 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	17,039	13,423
5 to 10 years [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	5,529	3,509
5 to 10 years [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	4,981	4,336
5 to 10 years [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	1,207	972
5 to 10 years [member] | Trading Securities [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Securities	1
5 to 10 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	415	406
5 to 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Securities	4,906	4,200
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	56,765	39,941
Fair value	56,962	39,887
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	51,353	33,906
Fair value	$ 51,532	$ 33,831
Yield	3.70%	3.90%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 48
Fair value	$ 48
Yield	3.70%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 87	$ 58
Fair value	$ 85	$ 56
Yield	5.60%	6.10%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 3,356	$ 4,258
Fair value	$ 3,357	$ 4,263
Yield	5.30%	6.20%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 985	$ 991
Fair value	$ 1,000	$ 1,010
Yield	4.40%	5.00%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 270	$ 394
Fair value	$ 270	$ 394
Yield	2.50%	2.90%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 666	$ 334
Fair value	$ 670	$ 333
Yield	3.10%	2.70%
5 to 10 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 10,432	$ 11,535
Fair value	10,051	10,701
5 to 10 years [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 5,355	$ 6,160
Yield	2.60%	2.00%
5 to 10 years [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 4,778	$ 4,882
Yield	3.40%	3.20%
5 to 10 years [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 137	$ 202
Yield	4.10%	3.30%
5 to 10 years [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost		$ 32
Yield		5.60%
5 to 10 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 162	$ 259
Yield	3.70%	3.50%
Over 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 75,499	$ 70,962
Over 10 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	33,014	28,940
Over 10 years [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	11,615	10,071
Over 10 years [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	10,493	8,982
Over 10 years [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	1,725	1,128
Over 10 years [member] | Trading Securities [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Securities	73	3
Over 10 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	276	139
Over 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Securities	8,832	8,617
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	24,052	23,134
Fair value	22,942	21,779
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	13,905	14,601
Fair value	$ 12,845	$ 13,260
Yield	3.60%	3.30%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,517	$ 2,588
Fair value	$ 2,519	$ 2,578
Yield	5.60%	5.90%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 6,765	$ 5,085
Fair value	$ 6,777	$ 5,094
Yield	5.50%	6.40%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 280	$ 380
Fair value	$ 268	$ 380
Yield	5.30%	5.30%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 585	$ 480
Fair value	$ 533	$ 467
Yield	4.60%	4.30%
Over 10 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 19,543	$ 20,243
Fair value	17,363	17,473
Over 10 years [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 36
Yield	3.80%
Over 10 years [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 19,366	$ 20,221
Yield	2.90%	2.60%
Over 10 years [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 126
Yield	5.40%
Over 10 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 15	$ 22
Yield	4.80%	5.30%
With no specific maturity [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 100,569	$ 90,916
With no specific maturity [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	99,073	89,674
With no specific maturity [member] | Trading Securities [member] | Trading Equity Securities [member]
Disclosure of financial assets [line items]
Securities	99,073	89,674
With no specific maturity [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	832	728
Fair value	1,496	1,242
With no specific maturity [member] | Securities measured at fair value through other comprehensive income [member] | Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	832	728
Fair value	$ 1,496	$ 1,242